Income Taxes (Details) - Schedule of Movement of Valuation Allowance of Deferred Tax Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Valuation Allowance of Deferred Tax Assets [Abstract]
Opening balance	$ 30,410	$ 81,232
Reversal	(2,068)	(3,966)
Ending balance	$ 28,342	$ 77,266